Derivatives and Hedging Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2013 instrument	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012 Other Income [Member]	Dec. 31, 2011 Other Income [Member]	Dec. 31, 2012 Q-Cells SE [Member]	Dec. 31, 2012 Q-Cells SE [Member] Other Income [Member]	Dec. 31, 2013 Cash Flow Hedging [Member] instrument	Dec. 31, 2013 Interest Rate Swap Cash Flow Hedge [Member]	Dec. 31, 2012 Interest Rate Swap Cash Flow Hedge [Member]	Dec. 31, 2011 Interest Rate Swap Cash Flow Hedge [Member]	Dec. 31, 2013 Interest Rate Swap Economic Hedge [Member] instrument	Dec. 31, 2013 Foreign Exchange Forward [Member]	Dec. 31, 2012 Foreign Exchange Forward [Member]	Dec. 31, 2013 Interest Rate Swap [Member] Prepaid and Other Current Assets [Member] Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net																		$ 0.8
Equity Method Investment, Ownership Percentage				8200000.00%
Line of Credit Facility, Remaining Borrowing Capacity				200.0
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				91800000.00%		15.00%
Interest Expense	189.2	135.3	77.2
Derivative, Notional Amount					185.8											401.0	320.5
Gain reclassified from Accumulated Other Comprehensive Income into earnings for currency forward contracts								14.2
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net							6.6
Number of Interest Rate Derivatives Held	10										5				10
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax												(2.4)	(5.0)	4.5
Payments to Acquire Equity Method Investments	67.0	47.8	50.4
Proceeds from return of equity method investment	68.4	5.8	95.7
Gain on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring										17.3
Equity in earnings (loss) of joint ventures, net of tax	$ 5.7	$ (2.3)	$ (62.8)						$ 14.3